Credit Facilities and Debt Credit Facilities and Debt - Credit Facilities Margin for Borrowings Table (Details)	12 Months Ended
Sep. 30, 2015
Term Loan Facility Due August Seventh Twenty Ninteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Base Rate [Member] | Term Loan Facility Due August Seventh Twenty Ninteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
London Interbank Offered Rate [Member] | Term Loan Facility Due August Seventh Twenty Ninteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Debt Instrument, Interest Rate, Effective Percentage	2.95%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility Due August Seventh Twenty Ninteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Maximum | Base Rate [Member] | Revolving Credit Facility Due March Thirty One Twenty Fifteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Maximum | London Interbank Offered Rate [Member] | Revolving Credit Facility Due March Thirty One Twenty Fifteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Minimum | Base Rate [Member] | Revolving Credit Facility Due March Thirty One Twenty Fifteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Minimum | London Interbank Offered Rate [Member] | Revolving Credit Facility Due March Thirty One Twenty Fifteen [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%